Cover	6 Months Ended
Dec. 31, 2021
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	SUGARMADE, INC.
Entity Central Index Key	0000919175
Entity Primary SIC Number	5110
Entity Tax Identification Number	94-3008888
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	750 Royal Oaks Dr.
Entity Address, Address Line Two	Suite 108
Entity Address, City or Town	Monrovia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91016
City Area Code	888
Local Phone Number	982-1628
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	750 Royal Oaks Dr.
Entity Address, Address Line Two	Suite 108
Entity Address, City or Town	Monrovia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91016
City Area Code	888
Local Phone Number	982-1628